Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2019
Expenses by Nature [Abstract]
Schedule of expenses by nature

The Group disclosed expenses in the statements of income by function as part of the line items "Costs", "General and administrative expenses" and "Selling expenses". The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group as of June 30, 2019, 2018 and 2017:

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2019
Cost of sale of goods and services	12,552	-	-	12,552
Salaries, social security costs and other personnel expenses	4,442	2,810	3,471	10,723
Depreciation and amortization	4,632	1,230	1,641	7,503
Fees and payments for services	3,886	1,901	105	5,892
Maintenance, security, cleaning, repairs and others	3,375	412	261	4,048
Advertising and other selling expenses	409	17	1,664	2,090
Taxes, rates and contributions	626	64	430	1,120
Interconnection and roaming expenses	4,243	-	-	4,243
Fees to other operators	6,262	22	-	6,284
Director´s fees	-	521	-	521
Leases and service charges	93	23	283	399
Allowance for doubtful accounts, net	-	9	459	468
Other expenses	1,480	705	403	2,588
Total as of June 30, 2019	42,000	7,714	8,717	58,431

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2018
Cost of sale of goods and services	9,093	-	-	9,093
Salaries, social security costs and other personnel expenses	4,339	2,886	2,618	9,843
Depreciation and amortization	4,070	1,063	1,630	6,763
Fees and payments for services	3,247	1,520	117	4,884
Maintenance, security, cleaning, repairs and others	2,979	258	168	3,405
Advertising and other selling expenses	485	9	2,251	2,745
Taxes, rates and contributions	573	123	372	1,068
Interconnection and roaming expenses	3,667	-	-	3,667
Fees to other operators	4,547	-	-	4,547
Director´s fees	-	404	-	404
Leases and service charges	73	11	238	322
Allowance for doubtful accounts, net	-	-	471	471
Other expenses	1,573	610	418	2,601
Total as of June 30, 2018	34,646	6,884	8,283	49,813

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2017
Cost of sale of goods and services	9,382	10	-	9,392
Salaries, social security costs and other personnel expenses	4,391	2,737	2,530	9,658
Depreciation and amortization	4,113	1,174	2,326	7,613
Fees and payments for services	3,740	1,464	93	5,297
Maintenance, security, cleaning, repairs and others	3,152	175	22	3,349
Advertising and other selling expenses	632	-	2,308	2,940
Taxes, rates and contributions	506	52	365	923
Interconnection and roaming expenses	3,446	-	-	3,446
Fees to other operators	3,406	-	-	3,406
Director´s fees	-	393	-	393
Leases and service charges	195	44	4	243
Allowance for doubtful accounts, net	-	-	445	445
Other expenses	2,407	1,019	713	4,139
Total as of June 30, 2017	35,370	7,068	8,806	51,244